Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Flexible Stock Plan Options
Stock options and stock units are granted pursuant to our Flexible Stock Plan. On May 10, 2012 the Flexible Stock Plan changed the way awards granted under the Plan are charged against the number of available shares. Under the 2012 Plan modification, each option counts as one share against the shares available under the Plan, but each share granted for any other awards will count as three shares against the Plan.

At December 31, 2013, the following common shares were authorized for issuance under the Flexible Stock Plan:

	Shares Available for Issuance	Maximum Number of Authorized Shares
Unexercised options	6.4	6.4
Outstanding stock units—vested	4.0	5.5
Outstanding stock units—unvested	1.8	3.4
Available for grant	7.8	7.8
Authorized for issuance at December 31, 2013	20.0	23.1

Components Of Stock-Based Compensation
The following table recaps the impact of stock-based compensation (including discontinued operations) on the results of operations for each of the periods presented:

	Year Ended December 31
	2013		2012		2011
	To Be Settled With Stock	To Be Settled In Cash	To Be Settled With Stock	To Be Settled In Cash	To Be Settled With Stock	To Be Settled In Cash
Options (1):
Amortization of the grant date fair value	$1.6	$—	$4.4	$—	$4.8	$—
Cash payments in lieu of options	—	.8	—	.3	—	.3
Stock-based retirement plans contributions (2)	6.5	1.2	6.6	1.0	5.0	.8
Discounts on various stock awards:
Deferred Stock Compensation Program (1)	1.5	—	1.2	—	1.1	—
Stock-based retirement plans (2)	1.1	—	1.2	—	1.5	—
Discount Stock Plan (6)	.9	—	.9	—	.9	—
Performance Stock Unit awards (3)	6.4	1.1	6.5	5.1	7.0	1.9
Restricted Stock Units awards (4)	4.2	—	2.2	—	2.4	—
Profitable Growth Incentive awards (5)	.6	.6	—	—	—	—
Other, primarily non-employee directors restricted stock	1.3	—	1.0	—	1.1	—
Total stock-related compensation expense	24.1	$3.7	24.0	$6.4	23.8	$3.0
Employee contributions for above stock plans	12.2		9.8		11.5
Total stock-based compensation	$36.3		$33.8		$35.3
Recognized tax benefits on stock-based compensation expense	$9.2		$9.1		$9.0

Schedule of Stock-based Compensation Assets and Liabilities
The following table recaps the impact of stock-based compensation on assets and liabilities for each of the periods presented:

	2013			2012
	Current	Long-term	Total	Current	Long-term	Total
Assets:
Diversified investments associated with the stock-based retirement plans (2)	$1.7	$11.7	$13.4	$.9	$6.1	$7.0

Liabilities:
Stock-based retirement plans (2)	$1.7	$11.6	$13.3	$.9	$6.2	$7.1
Performance Stock Unit award (3)	2.8	2.6	5.4	3.6	4.5	8.1
Profitable Growth Incentive award (5)	—	1.2	1.2	—	—	—
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts	6.0	—	6.0	5.8	—	5.8
Total liabilities associated with stock-based compensation	$10.5	$15.4	$25.9	$10.3	$10.7	$21.0

Net Tax Windfall
Net windfall is presented below:

	Balance at December 31, 2012	Net Windfall Resulting From Exercises and Conversions	Balance at December 31, 2013
Accumulated tax windfall in additional contributed capital	$36.2	$5.7	$41.9

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits

	Options	Units	Cash
Aggregate amount of compensation deferred during 2013	$—	$6.7	$.8

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
STOCK OPTIONS SUMMARY

Stock option information for the plans discussed above for the periods presented is as follows:

	Employee Stock Options	Deferred Compensation Options	Other - Primarily Outside Directors' Options	Total Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2012	6.5	1.9	.1	8.5	$21.72
Exercised *	(1.4)	(.7)	—	(2.1)	22.04
Outstanding at December 31, 2013	5.1	1.2	.1	6.4	$21.61	4.5	$59.7
Vested or expected to vest				6.4	$21.61	4.5	$59.6
Exercisable (vested) at December 31, 2013				5.5	$21.37	4.0	$53.0
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*
Prior to 2005, we granted options with a below market exercise price under the terms of our Deferred Compensation Program. During 2013, .1 options were exercised at a below market exercise price, and .1 of these options remain outstanding at December 31, 2013. In 2005, we amended the Program to provide only “at market” stock options.

Schedule of Share-based Compensation, Stock Options, Activity
Additional information related to stock option activity for the periods presented is as follows:

	Year Ended December 31
	2013	2012	2011
Total intrinsic value of stock options exercised	$18.4	$24.9	$7.5
Cash received from stock options exercised	36.9	35.6	20.5
Total fair value of stock options vested	4.4	4.5	4.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table summarizes fair values calculated (and assumptions utilized) using the Black-Scholes option pricing model.

	Year Ended December 31 **
	2012	2011
Aggregate grant date fair value	$4.0	$4.9
Weighted-average per share grant date fair value	$4.68	$4.90
Risk-free interest rate	1.9%	2.7%
Expected life in years	7.2	7.0
Expected volatility (over expected life)	34.4%	33.3%
Expected dividend yield (over expected life)	4.8%	4.7%

**	No options were granted in 2013

Components Of SBP And ESUP
Information for the year ended December 31 for these plans was as follows:

	SBP 2013	ESUP 2013
Employee contributions	$3.3	$4.0
Less diversified contributions	.7	4.0
Total employee stock contributions	$2.6	$—
Employer premium contribution to diversified investment accounts		$.7
Shares purchased by employees	.1
Shares of company match	.1

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Table
Below is a summary of the number of shares and related grant date fair value of PSU’s for the periods presented:

	Year Ended December 31,
	2013	2012		2011
Total shares base award	.2	.3	282,040.0	.3
Grant date per share fair value	$27.60	$23.79		$25.41
Risk-free interest rate	.4%	.4%		1.0%
Expected life in years	3.0	3.0		3.0
Expected volatility (over expected life)	29.1%	35.0%		42.5%
Expected dividend yield (over expected life)	4.2%	4.8%		4.7%

Three-Year Performance Cycle
Award Year	Completion Date	TSR Performance Relative to the Peer Group (1%=Best)	Payout as a Percent of the Base Award	Number of Shares Distributed	Distribution Date
2009	December 31, 2011	51st percentile	73.6%	.4	January 2012
2010	December 31, 2012	46th percentile	91.0%	.3	January 2013
2011	December 31, 2013	55th percentile	64.2%	.2	January 2014

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
STOCK UNITS SUMMARY

Stock unit information for the plans discussed above is presented in the table below.

	DSU	ESUP	PSU*	RSU	PGI**	Total Units	Weighted Average Grant Date Fair Value per Unit	Aggregate Intrinsic Value
Non-vested at December 31, 2012	—	—	1.4	.2	—	1.6	$14.31
Granted based on current service	.2	.2	—	.3	—	.7	30.17
Granted based on future conditions	—	—	.4	—	.2	.6	12.34
Vested	(.2)	(.2)	(.2)	(.2)	—	(.8)	28.27
Forfeited	—	—	(.1)	—	—	(.1)	13.12
Difference between maximum and actual payout	—	—	(.2)	—	—	(.2)	—
Total non-vested at December 31, 2013	—	—	1.3	.3	.2	1.8	$14.87	$56.6
Fully vested shares available for issuance at December 31, 2013						4.0		$124.8
______________________________

*	PSU awards are presented at 175% (i.e. maximum) payout
** PGI awards are presented at 250% (i.e. maximum) payout

Stock Units Converted To Common Stock

	Year Ended December 31
	2013	2012	2011
Total intrinsic value of vested stock units converted to common stock	$7.0	$4.7	$16.8

Schedule of Unrecognized Compensation Cost, Nonvested Awards
STOCK-BASED COMPENSATION COST NOT YET RECOGNIZED

As of December 31, 2013, the unrecognized cost of non-vested stock options and units was as follows:

	Options	Units
Unrecognized cost of non-vested stock	$.9	$10.6
Weighted-average remaining contractual life in years	0.8	1.0

Discount Stock Plan

Average 2013 purchase price per share (net of discount)	$26.32
2013 number of shares purchased by employees	.2
Shares purchased since inception in 1982	22.4
Maximum shares under the plan	23.0